VIRTUS KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—11.3%
Auto Trader Group plc	668,000	$ 3,788
Autohome, Inc. ADR	42,829	1,232
MediaAlpha, Inc. Class A(1)	103,998	910
Rightmove plc	611,930	3,264
		9,194

Consumer Discretionary—15.3%
Dream Finders Homes, Inc. Class A(1)	90,599	960
Fox Factory Holding Corp.(1)	63,655	5,034
Holley, Inc.(1)	240,021	972
Ollie’s Bargain Outlet Holdings, Inc.(1)	39,259	2,026
Olo, Inc. Class A(1)	99,786	788
Revolve Group, Inc. Class A(1)	120,825	2,621
		12,401

Consumer Staples—3.0%
Grocery Outlet Holding Corp.(1)	50,218	1,672
PriceSmart, Inc.	13,500	777
		2,449

Financials—29.5%
FactSet Research Systems, Inc.	6,579	2,632
Goosehead Insurance, Inc. Class A(1)	39,880	1,421
Interactive Brokers Group, Inc. Class A	54,373	3,475
MarketAxess Holdings, Inc.	5,863	1,304
Morningstar, Inc.	16,560	3,516
Oportun Financial Corp.(1)	45,880	201
Ryan Specialty Holdings, Inc. Class A(1)	175,984	7,149
ServisFirst Bancshares, Inc.	52,332	4,187
		23,885

Health Care—4.4%
Mesa Laboratories, Inc.	4,235	596
National Research Corp.	34,152	1,359
U.S. Physical Therapy, Inc.	21,000	1,597
		3,552

Industrials—9.5%
AAON, Inc.	60,000	3,233
HEICO Corp. Class A	23,270	2,667
Omega Flex, Inc.	19,797	1,834
		7,734

Information Technology—24.8%
Aspen Technology, Inc.(1)	10,897	2,596
Avalara, Inc.(1)	24,540	2,253
Bill.com Holdings, Inc.(1)	37,435	4,955
Blackline, Inc.(1)	40,690	2,437
Duck Creek Technologies, Inc.(1)	226,602	2,685
nCino, Inc.(1)(2)	72,643	2,478
NVE Corp.	7,350	343
	Shares	Value

Information Technology—continued
SPS Commerce, Inc.(1)	18,922	$ 2,351
		20,098

Total Common Stocks (Identified Cost $56,203)		79,313

Total Long-Term Investments—97.8% (Identified Cost $56,203)		79,313

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)	1,878,762	1,879
Total Short-Term Investment (Identified Cost $1,879)		1,879

Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)(4)	1,901,185	1,901
Total Securities Lending Collateral (Identified Cost $1,901)		1,901

TOTAL INVESTMENTS—102.4% (Identified Cost $59,983)		$83,093
Other assets and liabilities, net—(2.4)%		(1,978)
NET ASSETS—100.0%		$81,115

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
United Kingdom	9
China	1
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$79,313	$72,261	$7,052
Money Market Mutual Fund	1,879	1,879	—
Securities Lending Collateral	1,901	1,901	—
Total Investments	$83,093	$76,041	$7,052
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value theSeries’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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